Segment Information - Reconciliation of Attributable Segment Total Earnings (Loss) from Operations, Associates and Joint Venture (Parenthetical) (Detail) - USD ($)		12 Months Ended
	Feb. 15, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Finance costs		$ 133,000,000	$ 137,000,000
Net foreign exchange loss		23,000,000	68,000,000
Restructuring costs		4,000,000	50,000,000
Cash consideration paid	$ 65,000,000
Loss on acquisition	$ 2,000,000
Percentage of gold stream acquired	4.00%
Operating segments [member] | Penasquito [member]
Disclosure of operating segments [line items]
Finance costs		27,000,000	27,000,000
Gain on derivatives		4,000,000	3,000,000
Operating segments [member] | Penasquito and Cerro Negro [member]
Disclosure of operating segments [line items]
Net foreign exchange loss		23,000,000	68,000,000
Operating segments [member] | Other [member]
Disclosure of operating segments [line items]
Restructuring costs		$ 0	$ 22,000,000